Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST II
Entity Central Index Key	0001587982
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
C000270839 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long LITEDaily ETF
Class Name	Tradr2X Long LITEDaily ETF
Trading Symbol	LITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 2X Long LITE Daily ETF (“Fund”) for the period of January 26, 2026 (commencement of operations) to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tradretfs.com/litx#literature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	https://www.tradretfs.com/litx#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long LITE Daily ETF (LITX)	$3	1.49%[2]
1	The Fund commenced operations on January 26, 2026. If the Fund had been operational for the entire semi-annual period of August 1, 2025 to January 31, 2026, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	1.49%	[1],[2]
Net Assets	$ 40,917,644
Holdings Count | Holding	1
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$40,917,644
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Top Ten Holdings
Cash*	97%
Swap	3%
Total	100%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000270846 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long SNDKDaily ETF
Class Name	Tradr2X Long SNDKDaily ETF
Trading Symbol	SNXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 2X Long SNDK Daily ETF (“Fund”) for the period of January 26, 2026 (commencement of operations) to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/snxx#literature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.tradretfs.com/snxx#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long SNDK Daily ETF (SNXX)	$3	1.49%[2]
1	The Fund commenced operations on January 26, 2026. If the Fund had been operational for the entire semi-annual period of August 1, 2025 to January 31, 2026, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	1.49%	[3],[4]
Net Assets	$ 169,945,056
Holdings Count | Holding	1
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$169,945,056
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Top Ten Holdings
Cash*	90%
Swap	10%
Total	100%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.

[1]	Annualized.
[2]	The Fund commenced operations on January 26, 2026. If the Fund had been operational for the entire semi-annual period of August 1, 2025 to January 31, 2026, expenses would have been higher.
[3]	Annualized.
[4]	The Fund commenced operations on January 26, 2026. If the Fund had been operational for the entire semi-annual period of August 1, 2025 to January 31, 2026, expenses would have been higher.